Note 10 - Commitments and Contingent Liabilities (Details)	Dec. 31, 2014	Dec. 31, 2013	Mar. 22, 2007	Sep. 07, 2000
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.92%	1.92%	6.58%	10.60%
Fixed Rate Commitments [Member] | Minimum [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Fixed Rate Commitments [Member] | Maximum [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%